Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Schedule of estimated fair values of the assets acquired and liabilities

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Assets Acquired:
Accounts receivable	$310,464
Unbilled revenue	100,200
Property, plant and equipment	167,728
Goodwill	10,782,378
Assets acquired	$11,360,770

Liabilities Assumed:
Accounts payable	$409,602
Short term debt	148,006
Other long term liabilities	147,882
Liabilities assumed	$705,490

Net assets acquired	$10,655,280
Fair value of consideration given	$10,655,280

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Assets Acquired:
Cash	$8,305
Accounts receivable	5,884
Goodwill	1,002,063
Assets acquired	$1,016,252

Liabilities Assumed:
Accounts payable	$16,252
Liabilities assumed	$16,252

Net assets acquired	$1,000,000
Fair value of consideration given	$1,000,000

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Assets Acquired:
Cash	$4,460
Accounts receivable	19,177
Prepaid expenses	12,275
Goodwill	3,155,326
Assets acquired	$3,191,238

Liabilities Assumed:
Accounts payable	$43,212
Other current liabilities	23,026
Liabilities assumed	$66,238

Net assets acquired	$3,125,000
Fair value of consideration given:
Acquisition date	$2,250,000
Contingent	875,000
Total fair value of consideration given	$3,125,000

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Assets Acquired:
Cash	$85,896
Accounts receivable	61,624
Other receivables	339,268
Property, plant and equipment	6,838
Intangible assets	403,058
Goodwill	25,677,277
Assets acquired	$26,573,961

Liabilities Assumed:
Accounts payable	$77,999
Other current liabilities	541,279
Liabilities assumed	$619,278

Net assets acquired	$25,954,683
Fair value of consideration given:
Acquisition date	$25,575,000
Contingent	379,683
Total fair value of consideration given	$25,954,683

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Assets Acquired:
Accounts receivable	$95,605
Prepaid expenses	31,318
Property, plant and equipment	8,485
Goodwill	347,934
Assets acquired	$483,342

Liabilities Assumed:
Accounts payable	$96,704
Other current liabilities	41,638
Liabilities assumed	$138,342

Net assets acquired	$345,000
Fair value of consideration given	$345,000

As consideration for the merger, the RocketHub Sellers received 357,143 shares of common stock, par value $0.001, of the Company.

Assets Acquired:
Cash	$169,588
Accounts receivable	$12,013
Property, plant and equipment	155,128
Other assets	643
Goodwill	1,821,200
Assets acquired	$2,158,572

Liabilities Assumed:
Accounts payable	$10,196
Funds held in trust	179,090
Other current liabilities	255,000
Other long term liabilities	—
Liabilities assumed	$444,286

Net assets acquired	$1,714,286
Fair value of consideration given	$1,714,286

The following table summarizes the preliminary allocation of the acquisition purchase price based on the estimated fair value of the acquired assets and assumed liabilities:

Assets Acquired:
Accounts receivable	$310,464
Unbilled revenue	100,200
Property, plant and equipment	167,728
Goodwill	10,782,378
Assets acquired	$11,360,770

Liabilities Assumed:
Accounts payable	$409,602
Short term debt	148,006
Other long term liabilities	147,882
Liabilities assumed	$705,490

Net assets acquired	$10,655,280
Fair value of consideration given	$10,655,280

The following is the unaudited pro forma information for the years ended December 31, 2014 and 2013 assuming the acquisition of HT Skills occurred on January 1, 2013:

	2014	2013
Sales	$2,050,906	$2,116,637
Operating expenses	28,480,532	6,114,519
Operating loss	(26,429,626)	(3,997,882)
Non-operating expense	1,888,404	1,945,323
Net loss	$(28,318,030)	$(5,943,205)
Basic and diluted net income per common share	$(20.40)	$(6.60)

The following table summarizes the preliminary allocation of the acquisition purchase price based on the estimated fair value of the acquired assets and assumed liabilities:

Assets Acquired:
Cash	$8,305
Accounts receivable	5,884
Goodwill	1,002,063
Assets acquired	$1,016,252

Liabilities Assumed:
Accounts payable	$16,252
Liabilities assumed	$16,252

Net assets acquired	$1,000,000
Fair value of consideration given	$1,000,000

The following is the unaudited pro forma information for the twelve months ended December 31, 2014 and 2013 assuming the acquisition of Member Digital occurred on January 1, 2013:

	2014	2013
Sales	$1,747,738	$903,459
Operating expenses	28,224,312	4,951,812
Operating loss	(26,476,574)	(4,048,353)
Non-operating expense	1,877,338	1,853,557
Net loss	$(28,353,912)	$(5,901,910)
Basic and diluted net income per common share	$(20.40)	$(9.60)

The following table summarizes the preliminary allocation of the acquisition purchase price based on the estimated fair value of the acquired assets and assumed liabilities:

Assets Acquired:
Cash	$4,460
Accounts receivable	19,177
Prepaid expenses	12,275
Goodwill	3,155,326
Assets acquired	$3,191,238

Liabilities Assumed:
Accounts payable	$43,212
Other current liabilities	23,026
Liabilities assumed	$66,238

Net assets acquired	$3,125,000
Fair value of consideration given:
Acquisition date	$2,250,000
Contingent consideration	875,000
Total fair value of consideration given	$3,125,000

The following is the unaudited pro forma information for the years ended December 31, 2014 and 2013 assuming the acquisition of GroupCard occurred on January 1, 2013:

	2014	2013
Sales	$1,905,715	$834,287
Operating expenses	10,883,177	4,990,728
Operating loss	(8,977,462)	(4,156,441)
Non-operating expense	3,102,396	1,853,381
Net loss	$(12,079,858)	$(6,009,822)
Basic and diluted net income per common share	$(9.00)	$(9.00)

The following table summarizes the preliminary allocation of the acquisition purchase price based on the estimated fair value of the acquired assets and assumed liabilities:

Assets Acquired:
Cash	$85,896
Accounts receivable	61,624
Other receivables	339,268
Property, plant and equipment	6,838
Intangible assets	403,058
Goodwill	25,677,277
Assets acquired	$26,573,961

Liabilities Assumed:
Accounts payable	$77,999
Other current liabilities	541,279
Liabilities assumed	$619,278

Net assets acquired	$25,954,683
Fair value of consideration given:
Acquisition date	$25,575,000
Contingent consideration	379,683
Total fair value of consideration given	$25,954,683

The following is the unaudited pro forma information for the years ended December 31, 2014 and 2013 assuming the acquisition of ELEQT occurred on January 1, 2013:

	2014	2013
Sales	$2,209,801	$2,031,533
Operating expenses	28,920,179	6,473,865
Operating loss	(26,710,378)	(4,442,332)
Non-operating expense	1,877,338	1,855,906
Net loss	$(28,587,716)	$(6,298,238)
Basic and diluted net income per common share	$(21.00)	$(5.40)

The following table summarizes the preliminary allocation of the acquisition purchase price based on the estimated fair value of the acquired assets and assumed liabilities:

Assets Acquired:
Accounts receivable	$95,605
Prepaid expenses	31,318
Property, plant and equipment	8,485
Goodwill	347,934
Assets acquired	$483,342

Liabilities Assumed:
Accounts payable	$96,704
Other current liabilities	41,638
Liabilities assumed	$138,342

Net assets acquired	$345,000
Fair value of consideration given	$345,000

The following is the unaudited pro forma information for the years ended December 31, 2014 and 2013 assuming the acquisition of Robson Dowry occurred on January 1, 2013:

	2014	2013
Sales	$2,209,371	$1,641,655
Operating expenses	28,538,270	5,654,285
Operating loss	(26,328,899)	(4,012,630)
Non-operating expense	1,877,338	1,853,557
Net loss	$(28,206,237)	$(5,866,187)
Basic and diluted net income per common share	$(20.40)	$(8.40)